Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
The Corporation believes that executive compensation should be structured in a way that aligns with long-term shareholder value. The following table illustrates compensation actually paid for our Principal Executive Officer and other NEOs as a group and how that correlates with the Corporations’s listed performance measures:
Year	Summary Compensation Table Total For PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs (S)(2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)	Net Income (In Millions $)	Return on Average Equity
2022	$1,300,325	$1,304,148	$437,882	$413,505	$87	$21.8	13.87%
2021	$2,186,398	$2,167,986	$558,896	$556,403	$190	$35.6	23.74%

(1)
The Corporation’s Principal Executive Officer (“PEO”) is Christopher J. Annas.

(2)
The Corporation’s current Non-PEO NEOs consist of Denise Lindsay, Joseph L. Cafarchio and Charles D. Kochka.

Below is a summary of the adjustments used to determine compensation “actually paid” for the Corporation’s PEO and Non-PEO NEOs:
	2022		2021
	Non-PEO		Non-PEO
	PEO ($)	NEO’s ($)	PEO ($)	NEO’s ($)
Summary Compensation Table Total	$1,300,325	$437,882	$2,186,398	$558,896
Adjustments:
Less: Grant date value of equity awards	(284,126)	(91,183)	(192,255)	(71,135)
Year-end fair value of current year awards, unvested	223,350	48,132	130,905	52,768
Fair value of awards granted and vested in current year	58,145	16,801	45,465	16,742
Year-over-year change in fair value of awards granted prior to year that were unvested at year-end	11,805	4,649	(911)	(342)
Year-over-year change in fair value of awards granted prior to year that vested during the current year	(5,351)	(2,776)	(1,616)	(526)
Compensation Actually Paid	$1,304,148	$413,505	$2,167,986	$556,403

Company Selected Measure Name	Return on Average Equity
Named Executive Officers, Footnote [Text Block]	(1) The Corporation’s Principal Executive Officer (“PEO”) is Christopher J. Annas. (2) The Corporation’s current Non-PEO NEOs consist of Denise Lindsay, Joseph L. Cafarchio and Charles D. Kochka.
PEO Total Compensation Amount	$ 1,300,325	$ 2,186,398
PEO Actually Paid Compensation Amount	$ 1,304,148	2,167,986
Adjustment To PEO Compensation, Footnote [Text Block]
Below is a summary of the adjustments used to determine compensation “actually paid” for the Corporation’s PEO and Non-PEO NEOs:
	2022		2021
	Non-PEO		Non-PEO
	PEO ($)	NEO’s ($)	PEO ($)	NEO’s ($)
Summary Compensation Table Total	$1,300,325	$437,882	$2,186,398	$558,896
Adjustments:
Less: Grant date value of equity awards	(284,126)	(91,183)	(192,255)	(71,135)
Year-end fair value of current year awards, unvested	223,350	48,132	130,905	52,768
Fair value of awards granted and vested in current year	58,145	16,801	45,465	16,742
Year-over-year change in fair value of awards granted prior to year that were unvested at year-end	11,805	4,649	(911)	(342)
Year-over-year change in fair value of awards granted prior to year that vested during the current year	(5,351)	(2,776)	(1,616)	(526)
Compensation Actually Paid	$1,304,148	$413,505	$2,167,986	$556,403

Non-PEO NEO Average Total Compensation Amount	$ 437,882	558,896
Non-PEO NEO Average Compensation Actually Paid Amount	$ 413,505	556,403
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Below is a summary of the adjustments used to determine compensation “actually paid” for the Corporation’s PEO and Non-PEO NEOs:
	2022		2021
	Non-PEO		Non-PEO
	PEO ($)	NEO’s ($)	PEO ($)	NEO’s ($)
Summary Compensation Table Total	$1,300,325	$437,882	$2,186,398	$558,896
Adjustments:
Less: Grant date value of equity awards	(284,126)	(91,183)	(192,255)	(71,135)
Year-end fair value of current year awards, unvested	223,350	48,132	130,905	52,768
Fair value of awards granted and vested in current year	58,145	16,801	45,465	16,742
Year-over-year change in fair value of awards granted prior to year that were unvested at year-end	11,805	4,649	(911)	(342)
Year-over-year change in fair value of awards granted prior to year that vested during the current year	(5,351)	(2,776)	(1,616)	(526)
Compensation Actually Paid	$1,304,148	$413,505	$2,167,986	$556,403

Total Shareholder Return Amount	$ 87	190
Net Income (Loss)	$ 21,800,000	$ 35,600,000
Company Selected Measure Amount	13.87	23.74
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (284,126)	$ (192,255)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	223,350	130,905
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	58,145	45,465
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,805	(911)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,351)	(1,616)
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(91,183)	(71,135)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,132	52,768
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,801	16,742
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,649	(342)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,776)	$ (526)